real estate joint ventures and investment in associate - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2020 CAD ($)	Jan. 13, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Current assets
Cash and temporary investments, net		$ 848		$ 535	$ 414
Total		4,683		4,353
Non-current assets
Other		1,106		919
Total		38,649		33,632
Assets		43,332		37,985
Current liabilities
Accounts payable and accrued liabilities		2,962		2,749
Current liabilities		1,432		1,332
Total		5,909		5,574
Non-current liabilities
Non-current		18,856		17,142
Other		1,265		806
Total		24,821		21,752
Liabilities		30,730		27,326
Owners' equity
TELUS		12,074		10,548
Other partners		528		111
Total		12,602		10,659	$ 10,179
Total		43,332		37,985
Miovision Technologies Incorporated
Disclosure of associates
Consideration in cash			$ 73
Ownership interest in businesses acquired (as a percentage)			28.00%
Real estate joint ventures
Current assets
Cash and temporary investments, net		11		15
Other		18		18
Total		29		33
Non-current assets
Investment property		332
Investment property under development				318
Other		13		2
Total		345		320
Assets		374		353
Current liabilities
Accounts payable and accrued liabilities		21		25
Construction holdback liabilities				15
Total		363		40
Non-current liabilities
Other				3
Total				315
Liabilities		363		355
Owners' equity
TELUS		5		1
Other partners		6		(3)
Total		11		(2)
Total		374		353
Real estate joint ventures | Construction credit facility commitment
Current liabilities
Current liabilities		$ 342
Non-current liabilities
Non-current				$ 312
TELUS Sky real estate joint venture
Real estate joint ventures
Number of other partners in the transaction | item	2